Oct. 13, 2015
Class S | Absolute Return Multi-Manager Portfolio
Absolute Return Multi-Manager Portfolio
Neuberger Berman Advisers Management Trust ®

Supplement to the Summary Prospectus and Prospectus dated May 1, 2015

Absolute Return Multi-Manager Portfolio

S Class

This supplement describes important changes affecting Absolute Return Multi-Manager Portfolio (the “Fund”).  These changes were proposed by Neuberger Berman Management LLC (“NB Management”) and NB Alternative Investment Management LLC (“NBAIM”) and approved by the Fund’s Board of Trustees (the “Board”) as being in the best interests of the Fund’s shareholders.  If you have any questions regarding these changes, please contact NB Management at 800-366-6264.

New Subadviser

As disclosed in the Fund’s Prospectus, NB Management and the Fund have obtained an exemptive order from the Securities and Exchange Commission that permits NB Management and NBAIM to engage additional unaffiliated subadvisers and to enter into a subadvisory agreement with an unaffiliated subadviser, upon the approval of the Board, without obtaining shareholder approval. NB Management engaged TPH Asset Management, LLC (“TPH”) as a new subadviser for the Fund in September 2015.  TPH employs an energy equity long/short strategy.

As a result of these changes, the Summary Prospectus and Prospectus, as applicable, of the Fund, each dated May 1, 2015, are revised as follows:

The following is inserted before the last sentence of the first paragraph entitled “Equity Long/Short” in the “Principal Investment Strategies” section of each of the Summary Prospectus and Prospectus:

In addition, one subadviser focuses its long/short equity strategy on the energy sector.

The following is added as the third paragraph in the “Principal Investment Risks - Sector Risk” section of the Summary Prospectus and Prospectus:

Because one subadviser invests primarily in securities of companies in the energy sector, the Fund’s performance may be adversely affected by a downturn in that sector. Risks of investing in securities of companies in the energy sector include, in addition to other risks, price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, supply and demand of energy fuels, energy conservation efforts, capital expenditures on and the success of exploration and production projects, increased competition and technological advances, and tax and other government regulations.